Risks and Financial Instruments - Allowance for doubtful accounts on trade receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Summary of risks and financial instruments [line items]
Allowances for doubful accounts on trade receivable	R$ 560,892	R$ 524,779
Ipiranga [member]
Summary of risks and financial instruments [line items]
Allowances for doubful accounts on trade receivable	447,235	442,486
Ultragaz [member]
Summary of risks and financial instruments [line items]
Allowances for doubful accounts on trade receivable	94,985	61,975
Oxiteno [member]
Summary of risks and financial instruments [line items]
Allowances for doubful accounts on trade receivable	13,252	12,371
Extrafarma [member]
Summary of risks and financial instruments [line items]
Allowances for doubful accounts on trade receivable	3,419	5,858
Ultracargo [member]
Summary of risks and financial instruments [line items]
Allowances for doubful accounts on trade receivable	R$ 2,001	R$ 2,089